Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) employee	Mar. 31, 2025 EUR (€) employee	Mar. 31, 2024 EUR (€) employee
Staff numbers and costs
Flight and cabin crew | employee	25,716	25,577	23,214
Sales, operations, management and administration | employee	1,676	1,499	1,284
Total number of staff | employee	27,392	27,076	24,498
Number of aviation professionals | employee	25,711	25,952	27,076
Payroll costs
Staff and related costs	€ 1,609.2	€ 1,537.1	€ 1,335.4
Social welfare costs	210.9	182.7	156.1
Other pension costs	21.4	18.5	12.4
Share based payments	15.0	12.8	(3.9)
Total payroll costs	1,856.5	1,751.1	1,500.0
Costs associated with the defined benefit plans	0.0	0.0	0.0
Staff costs capitalized during the period	73.0	65.0	58.0
Staff costs included in airport and handling charges	€ 124.0	€ 111.0	€ 14.0
Average number of employees relating to airport and handling | employee	4,562	4,296	630